Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001563190
Document Type	8-K
Document Period End Date	Sep. 22, 2025
Entity Registrant Name	Compass, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40291
Entity Tax Identification Number	30-0751604
Entity Address, Address Line One	110 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	913-9058
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	COMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false